SHORT TERM INVESTMENTS - Disclosure of detailed information about short term investments (Details) $ in Thousands, $ in Thousands			12 Months Ended
	May 28, 2020 USD ($)	Apr. 01, 2020	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Disclosure Of Short Term Investments [Table]
Short term investments			$ 128,190	$ 50,128
Percentage of subsidisation of employee wages		75.00%
Term Loan | Second Amendment | Bank of Montreal
Disclosure Of Short Term Investments [Table]
Short term investment, term	2 years		2 years
Two-year GIC	$ 8,000
GIC - maturing September 16, 2020
Disclosure Of Short Term Investments [Table]
Interest rate				0.95%
Short term investments			$ 0	$ 10,000
GIC - maturing September 24, 2020
Disclosure Of Short Term Investments [Table]
Interest rate				0.95%
Short term investments			0	$ 10,000
GIC - maturing December 15, 2020
Disclosure Of Short Term Investments [Table]
Interest rate				1.16%
Short term investments			0	$ 10,000
GIC - maturing December 23, 2020
Disclosure Of Short Term Investments [Table]
Interest rate				1.16%
Short term investments			0	$ 10,000
GIC - maturing June 17, 2021
Disclosure Of Short Term Investments [Table]
Interest rate				0.93%
Short term investments			$ 0	$ 10,000
GIC - maturing November 2, 2021
Disclosure Of Short Term Investments [Table]
Interest rate			0.50%
Short term investments			$ 60,000	0
GIC - maturing May 4, 2022
Disclosure Of Short Term Investments [Table]
Interest rate			0.70%
Short term investments			$ 60,138	0
GIC - maturing May 27, 2022
Disclosure Of Short Term Investments [Table]
Interest rate			1.50%
Short term investments			$ 8,032	0
Bond - Canada Revenue Agency
Disclosure Of Short Term Investments [Table]
Short term investments			20	0
Equity securities in VIVO Cannabis Inc.
Disclosure Of Short Term Investments [Table]
Short term investments			$ 0	$ 128